UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 7.7%
	GENERAL PARTNER – 1.4%
1,693,109	Williams Cos., Inc.	$27,072,813

	MIDSTREAM C-CORPS – 6.3%
4,619,259	Targa Resources Corp.	124,165,682

	TOTAL COMMON STOCKS (Cost $132,740,003)	151,238,495

	MASTER LIMITED PARTNERSHIP SHARES – 82.8%
	DIVERSIFIED MIDSTREAM – 22.2%
6,284,362	Enterprise Products Partners LP	146,865,540
4,556,261	MPLX LP	118,189,410
2,939,077	Tesoro Logistics LP	122,618,293
2,321,454	Williams Partners LP	45,779,073
		433,452,316
	E&P-SPONSORED GATHERING & PROCESSING – 9.6%
8,597,989	EnLink Midstream Partners LP	78,929,539
2,791,843	Western Gas Partners LP	109,468,164
		188,397,703
	LARGE-CAP GATHERING & PROCESSING – 9.2%
1,088,761	DCP Midstream Partners LP	21,132,851
5,405,152	ONEOK Partners LP	158,857,417
		179,990,268
	LARGE-CAP PETROLEUM TRANSPORTATION & STORAGE – 25.9%
1,559,337	Buckeye Partners LP	100,358,929
1,081,030	Magellan Midstream Partners LP	73,056,008
2,878,331	NuStar Energy LP	100,827,935
7,210,639	Plains All American Pipeline LP	154,451,887
3,151,558	Sunoco Logistics Partners LP	77,654,389
		506,349,148
	NATURAL GAS TRANSPORTATION & STORAGE – 12.1%
646,289	EQT Midstream Partners LP	46,293,681
1,965,980	Spectra Energy Partners LP	91,044,534
2,233,997	TC Pipelines LP	98,899,047
		236,237,262
	OTHER FEE-BASED – 1.0%
1,228,735	Martin Midstream Partners LP	19,008,530

	SMALL-CAP GATHERING & PROCESSING – 0.9%
1,344,712	Summit Midstream Partners LP	16,970,265

	SPONSORED PETROLEUM TRANSPORTATION & STORAGE – 1.9%
306,166	Phillips 66 Partners LP	18,452,625

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES (Continued)
	SPONSORED PETROLEUM TRANSPORTATION & STORAGE (Continued)
506,083	Shell Midstream Partners LP	$17,991,251
		36,443,876
	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $1,871,647,545)	1,616,849,368

	PREFERRED STOCKS – 3.5%
	E&P-SPONSORED GATHERING & PROCESSING – 0.7%
457,340	Anadarko Petroleum Corp.[1]	13,615,012

	MIDSTREAM C-CORPS – 2.8%
1,192,455	Kinder Morgan, Inc.[1]	54,167,268

	TOTAL PREFERRED STOCKS (Cost $56,728,843)	67,782,280

Principal Amount

	SHORT-TERM INVESTMENTS – 1.5%
$28,402,157	UMB Money Market Fiduciary, 0.01%[2]	28,402,157

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,402,157)	28,402,157

	TOTAL INVESTMENTS – 95.5% (Cost $2,089,518,548)	1,864,272,300
	Other Assets in Excess of liabilities – 4.5%	87,236,318

	TOTAL NET ASSETS – 100.0%	$1,951,508,618

LP – Limited Partnership
[1]	Convertible security.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares. The Fund commenced operations on December 31, 2010.

The Fund is structured as a “C” corporation and, unlike traditional mutual funds, the Fund generally will be subject to U.S. federal and state and local income tax on its taxable income. The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the unrealized appreciation (or depreciation) of its investments in excess of their cost basis as adjusted for the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains (or loss). The Fund’s accrued deferred tax liability (or asset), if any, is reflected each day in the Fund’s net asset value per share.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

(b) Master Limited Partnerships
A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.

The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income with, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.

(c) Energy Industry Concentration Risk
A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,739,085,422

Gross unrealized appreciation	$438,279,050
Gross unrealized depreciation	(313,092,172)

Net unrealized appreciation on investments	$125,186,878

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$151,238,495	$-	$-	$151,238,495
Master Limited Partnerships[1]	1,616,849,368	-	-	1,616,849,368
Preferred Stocks[1]	-	67,782,280	-	67,782,280
Short-Term Investments	28,402,157	-	-	28,402,157
Total Investments	$1,796,490,020	$67,782,280	$-	$1,864,272,300

[1]	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/16